Debt Instruments Issued and Other Financial Liabilities - Summary of Senior Bonds Issued (Detail) - Senior bond [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Hungary, Forint
Disclosure of detailed information about borrowings [line items]
Amount	$ 11,450,000	$ 33,000,000
Hungary, Forint | BCORAQ0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency	UF
Amount	$ 2,000,000
Term	10 years and 4 months
Issuance rate	3% annual
Placement date	02/06/2018
Maturity date	07/01/2028
Hungary, Forint | BCORAR0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency	UF
Amount	$ 2,450,000
Term	11 years and 4 months
Issuance rate	3% annual
Placement date	02/21/2018
Maturity date	07/01/2029
Hungary, Forint | BCORAR0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency	UF
Amount	$ 5,000,000
Term	11 years and 4 months
Issuance rate	3% annual
Placement date	03/14/2018
Maturity date	07/01/2029
Hungary, Forint | BCORAN0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency	UF
Amount	$ 2,000,000
Term	7 years and 5 months
Issuance rate	3% annual
Placement date	06/05/2018
Maturity date	07/01/2025
Hungary, Forint | BCORAO0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 2,900,000
Term		9 years and 6 months
Issuance rate		3% annual
Placement date		01/03/2017
Maturity date		07/01/2026
Hungary, Forint | BCORAP0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 5,000,000
Term		10 years and 6 months
Issuance rate		3% annual
Placement date		01/05/2017
Maturity date		07/01/2027
Hungary, Forint | BCORAP0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 5,000,000
Term		10 years and 6 months
Issuance rate		3% annual
Placement date		01/10/2017
Maturity date		07/01/2027
Hungary, Forint | BCORAQ0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 3,000,000
Term		11 years and 6 months
Issuance rate		3% annual
Placement date		01/16/2017
Maturity date		07/01/2028
Hungary, Forint | BCORAQ0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 4,000,000
Term		11 years and 6 months
Issuance rate		3% annual
Placement date		01/20/2017
Maturity date		07/01/2028
Hungary, Forint | BCORAQ0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 3,000,000
Term		11 years and 6 months
Issuance rate		3% annual
Placement date		01/25/2017
Maturity date		07/01/2028
Hungary, Forint | BCORAP0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 3,000,000
Term		10 years and 5 months
Issuance rate		3% annual
Placement date		02/10/2017
Maturity date		07/01/2027
Hungary, Forint | BCORAO0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 100,000
Term		9 years and 5 months
Issuance rate		3% annual
Placement date		02/16/2017
Maturity date		07/01/2026
Hungary, Forint | BCORAK0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 6,000,000
Term		5 years and 3 months
Issuance rate		3% annual
Placement date		04/04/2017
Maturity date		07/01/2022
Hungary, Forint | BCORAJ0710 [member]
Disclosure of detailed information about borrowings [line items]
Currency		UF
Amount		$ 1,000,000
Term		3 years and 9 months
Issuance rate		3% annual
Placement date		08/25/2017
Maturity date		07/01/2021
CLP [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 70,000,000,000	$ 130,000,000,000
CLP [member] | BCORBY0914Member
Disclosure of detailed information about borrowings [line items]
Currency	CLP
Amount	$ 70,000,000,000
Term	4 years and 5 months
Issuance rate	5% annual
Placement date	04/13/2018
Maturity date	09/01/2022
CLP [member] | BCORBY0914 [member]
Disclosure of detailed information about borrowings [line items]
Currency		CLP
Amount		$ 30,000,000,000
Term		5 years
Issuance rate		5% annual
Placement date		09/25/2017
Maturity date		09/01/2022
CLP [member] | BCORBZ0914 [member]
Disclosure of detailed information about borrowings [line items]
Currency		CLP
Amount		$ 100,000,000,000
Term		6 years
Issuance rate		5% annual
Placement date		10/17/2017
Maturity date		09/01/2023
COP [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 314,176,000,000
COP [member] | SUBSERIE B30 [member]
Disclosure of detailed information about borrowings [line items]
Currency	COP
Amount	$ 55,470,000,000
Term	3 years and 6 months
Issuance rate	1.20% annual
Placement date	11/22/2018
Maturity date	05/10/2021
COP [member] | SUBSERIE C48 [member]
Disclosure of detailed information about borrowings [line items]
Currency	COP
Amount	$ 258,706,000,000
Term	4 years
Issuance rate	2.91% annual
Placement date	11/22/2018
Maturity date	11/01/2022